Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Due to Related Party

The Company had the following activity related to its due to related party:

	December 31,	December 31,
	2025	2024
Due on demand loan with 8% interest	$-	$5,000
Note payable (1% interest)	9,018	-
Note payable (8% interest)	45,777	-
	$54,795	$5,000